SCHEDULE OF FEDERAL INCOME TAX RATE RECONCILIATION (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Statutory rate	21.00%	21.00%	21.00%
Other permanent items		(6.90%)	(1.20%)
Change in fair value of warrant liability		(8.80%)	(58.80%)
Business Combination expenses		0.00%	69.40%
Total		5.30%	(108.40%)
Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Statutory rate		21.00%	21.00%
Other permanent items		(0.30%)	0.00%
Total		0.00%	0.00%
State tax		(30.70%)	6.40%
Stock based compensation		0.00%	(0.10%)
Change in valuation allowance		17.00%	(27.30%)
Nondeductible interest expense		(7.00%)	0.00%